Unaudited condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the period	$ 16,911	$ 20,215
Capital expenditures included in liabilities at the end of the period - Right-of-use assets	169	3,045
Receivable from related parties - Disposal of non-current assets		2,457
Equity raising costs included in liabilities at the end of the period	283	1,113
Loan issuance costs included in liabilities at the end of the period	712	335
Dividend declared included in liabilities at the end of the period		2,516
Liabilities related to leases at the end of the period	$ 3	$ 336